Schedule III - Schedule of Real Estate and Accumulated Depreciation (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Displays	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of advertising displays | Displays	319,977
Encumbrances	$ 0	$ 0
Initial Cost	0	0
Gross Carrying Amount	2,856,243	2,837,442	$ 2,772,308
Accumulated Depreciation	$ (1,910,860)	(1,903,434)	(1,799,325)
Construction Date	Various
Acquisition Date	Various
LAMAR MEDIA CORP [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of advertising displays | Displays	319,977
Encumbrances	$ 0
Initial Cost	0
Gross Carrying Amount	2,856,243	2,837,442	2,772,308
Accumulated Depreciation	$ (1,910,860)	$ (1,903,434)	$ (1,799,325)
Construction Date	Various
Acquisition Date	Various
Minimum [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Useful Lives	5 years
Minimum [Member] | LAMAR MEDIA CORP [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Useful Lives	5 years
Maximum [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Useful Lives	20 years
Maximum [Member] | LAMAR MEDIA CORP [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Useful Lives	20 years